Our capital and liquidity - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see consolidated balance sheet)	$ 55,246	$ 54,586
Equity attributable to non-controlling interests (see consolidated balance sheet)	2,719	1,755
Net debt	5,491	4,231	$ 4,188
Capital and liquidity risk management
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see consolidated balance sheet)	55,246	54,586
Equity attributable to non-controlling interests (see consolidated balance sheet)	2,719	1,755
Net debt	5,491	4,231
Total capital	$ 63,456	$ 60,572